Significant Related Party Transactions - Schedule of Balance with Related Parties (Common Shareholders) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Trade receivables
Non-trade receivables
Total amount due to related parties	$ 456,084	487,111	283,346
Total amount due from related parties	62,833,133		511,912
Trade receivables [member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Trade receivables	9,494,364	4,055,836
Trade receivables [member] | Hoo Voon Him [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Trade receivables			215,325
Trade receivables [member] | V Invesco Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Trade receivables			296,587
Non-trade receivables [Member] | VHKL Private Capital Limited (known as VCI Global Brands Limited) [Member]
Non-trade receivables
Total amount due to related parties	62,833,133
Non-trade payables [Member] | Hoo Voon Him [Member]
Non-trade receivables
Total amount due to related parties	392,983	63,185	44,554
Non-trade payables [Member] | Stanley Khoo [Member]
Non-trade receivables
Total amount due to related parties		423,926
Non-trade payables [Member] | Noraini Binti Aripin [Member]
Non-trade receivables
Total amount due to related parties			202,839
Non-trade payables [Member] | V Capital Sdn Bhd [Member]
Non-trade receivables
Total amount due to related parties			35,953
Non-trade payables [Member] | Elmu Higher Education Sdn Bhd [Member]
Non-trade receivables
Total amount due to related parties	$ 63,101